General Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 Employees Country	Dec. 31, 2019 Employees	Dec. 31, 2018 Employees
Disclosure of general information [Line Items]
Country of Incorporation	Netherlands
Address of entity	Aegonplein 50, 2591 TV, The Hague, the Netherlands.
Description of nature operations and principal activities	Aegon N.V. (or ‘the Company’) and its subsidiaries (‘Aegon’ or ‘the Group’) have life insurance and pensions operations in more than 20 countries in the Americas, Europe and Asia and are also active in savings and asset management operations, accident and health insurance, general insurance and to a limited extent banking operations.
Name of parent entity	Aegon N.V.
Number of employees	22,322	23,757	26,543
Aegon N.V [member]
Disclosure of general information [Line Items]
Country of Incorporation	Netherlands
Address of entity	Aegonplein 50, 2591 TV, The Hague, the Netherlands
Description of nature operations and principal activities	Aegon N.V. (or ‘the Company’) and its subsidiaries (‘Aegon’ or ‘the Group’) have life insurance and pensions operations in more than 20 countries in the Americas, Europe and Asia and are also active in savings and asset management operations, accident and health insurance, general insurance and to a limited extent banking operations.
Name of parent entity	Aegon N.V.
Number of employees	0	0
Domicile of entity	Netherlands
Bottom of range [member]
Disclosure of general information [Line Items]
Number of business operating countries | Country	20
Number of employees	22,000	23,000
Bottom of range [member] | Aegon N.V [member]
Disclosure of general information [Line Items]
Number of business operating countries | Country	20
Number of employees	22,000	23,000